Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Short-Term Borrowings

(Dollars in thousands)	2012	2011
Federal Home Loan Bank advances	$—	$192,000
Securities sold under agreements to repurchase	303,045	203,543

Total short-term borrowings	$303,045	$395,543

Additional Information On Short-Term Borrowings

(Dollars in thousands)	2012	2011	2010
Outstanding at December 31st	$303,045	$395,543	$220,328
Maximum month-end outstanding balance	640,768	395,543	289,248
Average daily outstanding balance	284,201	220,146	216,116
Average rate during the year	0.22%	0.26%	0.38%
Average rate at year end	0.22%	0.27%	0.24%